CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION (Details)	12 Months Ended
	Dec. 29, 2018 customer item	Dec. 30, 2017 customer	Dec. 31, 2016 customer
Segments
Number of Reportable Segments	1
Number of customers accounted for more than 10% of gross sales | customer	1	0	0
Number of manufacturers	2
Hard coolers
Segments
Number of manufacturers	2
Production volume (as percentage)	91.00%
Soft coolers
Segments
Number of manufacturers	2
Production volume (as percentage)	99.00%
Drinkware
Segments
Number of manufacturers	2
Production volume (as percentage)	89.00%
Bags
Segments
Production volume (as percentage)	71.00%
Outdoor living
Segments
Number of manufacturers	1
Largest Single Customer
Segments
Production volume (as percentage)	16.00%	14.00%	10.00%